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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):   [X] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio           March 23, 2007
-------------------------------------   -----------------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                   0

Form 13F Information Table Entry Total:            38

Form 13F Information Table Value Total        137,863
                                          (thousands)

List of Other Included Managers: None


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
          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6    COLUMN 7     COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
                                                        VALUE    SHRS OR                  INVESTMENT     OTHER  VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS  CUSIP    [x$1000]  PRN AMT  SH/PRN PUT/CALL DISCRETION   MANAGERS SOLE SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL MGMT HLDG
   LTD PRT                        COMMON     01855A101      513    17,800 SH                  SOLE                --  17,800  --
ALLTEL CORP                       COMMON     020039103   11,278   251,974 SH                  SOLE                -- 251,974  --
AVERY DENNISON CORP               COMMON     053611109      481     8,200 SH                  SOLE                --   8,200  --
BB & T CORP                       COMMON     054937107      522    16,600 SH                  SOLE                --  16,600  --
BROADWING INC                     COMMON     111620100       82    20,600 SH                  SOLE                --  20,600  --
CHEVRON CORPORATION               COMMON     166764100    4,024    62,239 SH                  SOLE                --  62,239  --
CHUBB CORP                        COMMON     171232101      333     7,510 SH                  SOLE                --   7,510  --
CINCINNATI FINANCIAL CORP         COMMON     172062101   25,433   725,215 SH              SHARED-OTHER            -- 725,215  --
CINERGY CORP                      COMMON     172474108    1,346    40,000 SH                  SOLE                --  40,000  --
CONVERGYS CORP                    COMMON     212485106      238    18,000 SH                  SOLE                --  18,000  --
DUKE ENERGY CORP                  COMMON     264399106      354    24,355 SH                  SOLE                --  24,355  --
EXXON MOBIL CORPORATION           COMMON     30231G102   22,553   645,306 SH                  SOLE                -- 645,306  --
FIFTH THIRD BANCORP               COMMON     316773100    5,910   117,649 SH              SHARED-OTHER            -- 117,649  --
FIRST FINANCIAL BANCORP           COMMON     320209109      656    41,342 SH                  SOLE                --  41,342  --
FIRST MERIT CORPORATION           COMMON     337915102      412    22,332 SH                  SOLE                --  22,332  --
FORTUNE BRANDS INC                COMMON     349631101    1,513    35,300 SH                  SOLE                --  35,300  --
GENERAL ELECTRIC CO               COMMON     369604103      876    34,353 SH              SHARED-OTHER            --  34,353  --
GENUINE PARTS CO                  COMMON     372460105      381    12,500 SH                  SOLE                --  12,500  --
GUIDANT CORPORATION               COMMON     401698105      340     9,400 SH                  SOLE                --   9,400  --
HILLENBRAND INDUSTRIES            COMMON     431573104      596    11,700 SH                  SOLE                --  11,700  --
INTEL CORP                        COMMON     458140100      323    19,831 SH                  SOLE                --  19,831  --
JOHNSON & JOHNSON                 COMMON     478160104    1,029    17,775 SH                  SOLE                --  17,775  --
LINCOLN NATIONAL CORP             COMMON     534187109      392    14,000 SH                  SOLE                --  14,000  --
MEDTRONIC INC                     COMMON     585055106      898    19,900 SH                  SOLE                --  19,900  --
MERCK & COMPANY                   COMMON     589331107   14,155   258,400 SH                  SOLE                -- 258,400  --
MICROSOFT CORP                    COMMON     594918104      753    31,120 SH                  SOLE                --  31,120  --
MOLEX INC CLASS A                 COMMON     608554200    2,149   116,800 SH                  SOLE                -- 116,800  --
NATIONAL CITY CORPORATION         COMMON     635405103    2,650    95,140 SH                  SOLE                --  95,140  --
PNC FINANCIAL SERVICES GROUP      COMMON     693475105    1,971    46,500 SH                  SOLE                --  46,500  --
PFIZER INC                        COMMON     717081103      916    29,400 SH                  SOLE                --  29,400  --
PIEDMONT NATURAL GAS              COMMON     720186105      631    17,702 SH                  SOLE                --  17,702  --
PROCTER & GAMBLE CORPORATION      COMMON     742718109    9,099   102,175 SH                  SOLE                -- 102,175  --
SKY FINANCIAL GROUP INC           COMMON     83080P103      431    21,900 SH                  SOLE                --  21,900  --
SYSCO CORP                        COMMON     871829107      488    19,200 SH                  SOLE                --  19,200  --
U S BANCORP                       COMMON     902973304    5,745   302,700 SH                  SOLE                -- 302,700  --
UNITED PARCEL SERVICE - CL B      COMMON     911312106      869    15,250 SH                  SOLE                --  15,250  --
WELLS FARGO & CO                  COMMON     949746101    1,012    22,500 SH                  SOLE                --  22,500  --
WYETH                             COMMON     983024100   16,510   436,550 SH                  SOLE                -- 436,550  --
                                                        137,863


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